Parent Only Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 18,127	$ 2,592	¥ 7,371
Amount due from inter-company	449,591	64,291	449,238
Other current assets	66,848	9,559	61,492
Investment in subsidiaries
TOTAL ASSETS	534,566	76,442	518,101
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs	320,149	45,781	360,209
Forward sale contract liability	16,813	2,404
Other current liabilities	68,091	9,736	47,819
Total current liabilities	405,053	57,921	408,028
Non-current liabilities:
Other non-current liabilities	1		467
TOTAL LIABILITIES	405,054	57,921	408,495
MEZZANINE EQUITY
Redeemable Convertible Series A Preferred Shares	1,262	180
EQUITY
Additional paid-in capital	4,744,210	678,413	4,676,706
Accumulated deficit	(4,638,926)	(663,357)	(4,597,642)
Accumulated other comprehensive loss	22,200	3,175	30,187
TOTAL EQUITY	128,250	18,341	109,606
TOTAL LIABILITIES AND EQUITY	534,566	76,442	518,101
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares	746	107	335
Class B Ordinary Shares [Member]
EQUITY
Ordinary shares	¥ 20	$ 3	¥ 20